Revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue
1.  Revenue
CRH is the leading building materials business in the world. It manufactures and supplies a range of integrated building materials, products and innovative solutions which can be found throughout the built environment, from major public infrastructure projects to commercial buildings and homes.
The Group has three operating segments (as identified under IFRS 8
Operating Segments
) generating revenue through the following activities:
Americas Materials
businesses in the US and Canada utilise an extensive network of reserve backed quarry locations, to provide asphalt paving services and to produce and supply a range of materials including cement, aggregates, readymixed concrete and asphalt. These materials are used widely in a variety of construction projects including public infrastructure, commercial buildings and homes. This segment also includes the Group’s cement operations in Brazil, which were divested in April 2021.
Europe Materials
businesses are predominantly engaged in the manufacture and supply of cement, lime, aggregates, asphalt, readymixed concrete and concrete products, as well as paving and construction services. Our materials are used extensively in a wide range of construction applications, from major public road and infrastructure projects, to the development and refurbishment of commercial buildings and homes. This segment comprises businesses operating in 20 countries across Western, Central and Eastern Europe as well as the Philippines in Asia.
Our
Building Products
segment includes businesses operating across a portfolio of building product related platforms including architectural products, infrastructure products, construction accessories and building envelope. Our businesses offer a diverse range of products including brickwork supports that keep walls standing, glazing systems that hold glass in place, products that collect, connect and protect vital utility infrastructure and pavers, blocks and patio products used to pave our city centres and create unique outdoor living spaces. This segment comprises businesses operating in 19 countries primarily in the US, Canada and Western Europe. It also included up to their disposal in 2019, our perimeter protection and shutters & awnings businesses.
The divestment of our
Europe Distribution
business (excluding DIY Benelux), formerly part of the Building Products segment, was completed in 2019. As a result, it was classified as discontinued operations in 2019.
A. Disaggregated revenue
In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.
Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

Primary geographic markets	Year ended 31 December
	Americas Materials 2021	Europe Materials 2021	Building Products 2021	Total 2021	Americas Materials 2020	Europe Materials 2020	Building Products 2020	Total 2020	Americas Materials 2019	Europe Materials 2019	Building Products 2019	Total 2019
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Republic of Ireland (country of domicile)	-	706	-	706	-	632	-	632	-	655	-	655
United Kingdom	-	3,979	244	4,223	-	3,157	180	3,337	-	3,478	243	3,721
Rest of Europe (i)	-	5,243	1,085	6,328	-	4,841	992	5,833	-	4,845	1,162	6,007
United States	11,172	-	6,021	17,193	9,984	-	5,479	15,463	10,307	-	5,086	15,393
Rest of World (ii)	1,235	653	643	2,531	1,289	511	522	2,322	1,319	531	506	2,356

Total Group from continuing operations	12,407	10,581	7,993	30,981	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132
Discontinued operations
Rest of Europe (i) - Europe Distribution				-				-				3,557

Total Group				30,981				27,587				31,689

(i)
The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.

(ii)	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

Principal activities and products	Year ended 31 December
	Americas Materials (iii) 2021	Europe Materials (iii) 2021	Building Products 2021	Total 2021	Americas Materials (iii) 2020	Europe Materials (iii) 2020	Building Products 2020	Total 2020	Americas Materials (iii) 2019	Europe Materials (iii) 2019	Building Products 2019	Total 2019
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Cement, lime and cement products	1,483	3,463	-	4,946	1,403	2,974	-	4,377	1,368	2,962	-	4,330
Aggregates, asphalt and readymixed products	6,262	3,606	-	9,868	5,604	3,100	-	8,704	5,649	3,427	-	9,076
Construction contract activities*	4,662	2,065	175	6,902	4,266	1,732	168	6,166	4,609	1,801	185	6,595
Architectural products	-	1,264	3,790	5,054	-	1,166	3,439	4,605	-	1,069	2,983	4,052
Infrastructure products	-	183	1,605	1,788	-	169	1,278	1,447	-	250	1,387	1,637
Construction accessories	-	-	731	731	-	-	626	626	-	-	660	660
Architectural glass and glazing systems and related hardware	-	-	1,692	1,692	-	-	1,662	1,662	-	-	1,782	1,782

Total Group from continuing operations	12,407	10,581	7,993	30,981	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132
Discontinued operations
General Builders Merchants, DIY Germany and Sanitary, Heating & Plumbing - Europe Distribution				-				-				3,557

Total Group				30,981				27,587				31,689

(iii)
Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.

There are no material dependencies or concentrations of individual customers which would warrant disclosure under IFRS 8. The individual entities within the Group have a large number of customers spread across various activities, end-uses and geographies.
Revenue derived through the supply of services and intersegment revenue are not material to the Group. The transfer pricing policy implemented by the Group between operating segments and across its constituent entities is described in note 32. In addition, due to the nature of building materials, which have a low value-to-weight ratio, the Group’s revenue streams include a low level of cross-border transactions.

B. Contract balances
For information on the Group’s construction contract balances, including movements during the year, refer to notes 16, 17 and 18. Movements in our net contract balances are not considered significant and are primarily driven by the timing of billing work-in-progress within our construction contract businesses.
C. Unsatisfied long-term construction contracts and other performance obligations
Revenue yet to be recognised from fixed-price long-term construction contracts, primarily within our Americas Materials and Europe Materials businesses, amounted to $3,177 million at
31
 December 2021
(2020
: $2,604 million; 2019
: $2,097 million). The Group has applied the practical expedient of IFRS 15 whereby revenue yet to be recognised on contracts that had an original expected duration of less than one year is not disclosed. The majority of open contracts at 31
 December 2021
will close and revenue will be recognised within 12
months of the balance sheet date.